Consolidated Subsidiaries - Significant restrictions (Details) $ in Millions	Dec. 31, 2017 MXN ($)
Santander Consumo, S.A. de C.V.
Financial instruments
Assets to which significant restrictions apply	$ 45,138
Santander Vivienda, S.A. de C.V.
Financial instruments
Assets to which significant restrictions apply	17,271
Statutory reserve
Financial instruments
Liabilities to which significant restrictions apply	10,683
Statutory reserve on individual basis
Financial instruments
Liabilities to which significant restrictions apply	8,086
Deposits with Central Bank
Financial instruments
Assets to which significant restrictions apply	28,094
Special CETES
Financial instruments
Assets to which significant restrictions apply	2,975
BREMS R
Financial instruments
Assets to which significant restrictions apply	7,783
Financial instruments in connection with securities loans transactions | Mexican government securities
Financial instruments
Assets to which significant restrictions apply	21,555
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Liabilities to which significant restrictions apply	7
Financial instrument in connection with OTC derivative transactions | Deposits - Customers
Financial instruments
Liabilities to which significant restrictions apply	45,024
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Liabilities to which significant restrictions apply	3,783
Financial instrument in connection with OTC derivative transactions | Loans and advances to credit institutions
Financial instruments
Assets to which significant restrictions apply	34,542
Financial instruments in connection with repurchase agreement transactions | Debt instruments.
Financial instruments
Assets to which significant restrictions apply	51,693
Financial instruments in connection with repurchase agreement transactions | Mexican government securities
Financial instruments
Assets to which significant restrictions apply	13,881
Financial instruments in connection with derivative transactions in organized markets | Loans and advances to customers
Financial instruments
Assets to which significant restrictions apply	2,566
Financial assets held for trading | Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Assets to which significant restrictions apply	2,964
Financial assets held for trading | Financial instruments in connection with repurchase agreement transactions | Debt instruments.
Financial instruments
Assets to which significant restrictions apply	89,147
Loans and receivables | Financial instruments in connection with repurchase agreement transactions | BREMS R
Financial instruments
Assets to which significant restrictions apply	$ 7,350